Document and Entity Information	Aug. 28, 2026
Document and Entity Information
Document Type	8-K
Document Period End Date	Aug. 28, 2026
Entity File Number	001-42967
Entity Registrant Name	Park Dental Partners, Inc.
Entity Incorporation, State or Country Code	MN
Entity Tax Identification Number	93-2020683
Entity Address State Or Province	MN
Entity Address, Address Line One	2200 County Road C West, Suite 2210
Entity Address, City or Town	Roseville
Entity Address, Postal Zip Code	55113
City Area Code	651
Local Phone Number	633-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	PARK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity Central Index Key	0002069604
Amendment Flag	false